PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
PROPERTY AND EQUIPMENT
Property, Plant and Equipment, Gross	$ 2,936,800		$ 2,627,700	$ 949,600
Less: Accumulated depreciation	(657,300)		(561,700)	(361,700)
Total	2,279,500		2,066,000	587,900
Depreciation	95,600	$ 33,800	200,000	87,500
Equipment
PROPERTY AND EQUIPMENT
Property, Plant and Equipment, Gross	1,138,900		780,500	488,800
Leasehold improvements
PROPERTY AND EQUIPMENT
Property, Plant and Equipment, Gross	1,274,600		1,229,700	302,700
Office furniture, fixtures, and equipment
PROPERTY AND EQUIPMENT
Property, Plant and Equipment, Gross	16,600		16,600	16,600
Software
PROPERTY AND EQUIPMENT
Property, Plant and Equipment, Gross	151,700		151,700	$ 141,500
Construction in progress
PROPERTY AND EQUIPMENT
Property, Plant and Equipment, Gross	$ 355,000		$ 449,200